Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

August 31, 2020

LC-QTLY-1020
1.805746.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	108,076	$6,405,665
Entertainment - 2.7%
Activision Blizzard, Inc.	42,211	3,525,463
Electronic Arts, Inc. (a)	21,603	3,012,970
Nintendo Co. Ltd. ADR	5,900	397,483
The Walt Disney Co.	60,875	8,027,586
Vivendi SA	251,634	7,163,943
Warner Music Group Corp. Class A	22,500	667,350
		22,794,795
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	1,134	1,847,887
Class C (a)	1,012	1,653,790
Match Group, Inc. (a)	24,435	2,728,901
		6,230,578
Media - 4.2%
Comcast Corp. Class A	716,823	32,120,839
Discovery Communications, Inc. Class A (a)	20,437	450,942
Interpublic Group of Companies, Inc.	145,420	2,582,659
		35,154,440

TOTAL COMMUNICATION SERVICES		70,585,478

CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.7%
BorgWarner, Inc.	138,216	5,610,187
Automobiles - 0.6%
General Motors Co.	183,200	5,428,216
Distributors - 0.1%
LKQ Corp. (a)	24,702	784,041
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	19,700	1,664,059
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	41,506	3,832,249
Sony Corp. sponsored ADR	7,300	574,072
Whirlpool Corp.	34,234	6,084,066
		10,490,387
Internet & Direct Marketing Retail - 1.0%
Expedia, Inc.	14,200	1,393,730
Ocado Group PLC (a)	31,500	1,051,427
The Booking Holdings, Inc. (a)	3,209	6,130,634
		8,575,791
Specialty Retail - 1.4%
Lowe's Companies, Inc.	71,030	11,697,931
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	8,300	928,687
Tapestry, Inc.	19,446	286,440
		1,215,127

TOTAL CONSUMER DISCRETIONARY		45,465,739

CONSUMER STAPLES - 7.4%
Beverages - 1.3%
Anheuser-Busch InBev SA NV ADR	13,100	761,765
Diageo PLC sponsored ADR	15,500	2,083,200
The Coca-Cola Co.	162,381	8,042,731
		10,887,696
Food & Staples Retailing - 1.2%
Performance Food Group Co. (a)	44,400	1,621,044
Sysco Corp.	80,600	4,847,284
Walmart, Inc.	27,795	3,859,336
		10,327,664
Household Products - 0.6%
Colgate-Palmolive Co.	1,100	87,186
Energizer Holdings, Inc.	2,100	97,209
Procter & Gamble Co.	18,551	2,566,160
Spectrum Brands Holdings, Inc.	28,867	1,720,473
		4,471,028
Personal Products - 0.1%
Unilever NV	18,300	1,063,351
Tobacco - 4.2%
Altria Group, Inc.	679,480	29,720,455
British American Tobacco PLC sponsored ADR (b)	163,947	5,536,490
		35,256,945

TOTAL CONSUMER STAPLES		62,006,684

ENERGY - 6.9%
Energy Equipment & Services - 0.1%
Subsea 7 SA (a)	94,800	767,238
Oil, Gas & Consumable Fuels - 6.8%
Cabot Oil & Gas Corp.	39,000	739,830
Cenovus Energy, Inc. (Canada)	1,653,062	7,806,848
Equinor ASA sponsored ADR	567,175	9,103,159
Exxon Mobil Corp.	686,068	27,401,556
Hess Corp.	219,235	10,093,579
Kosmos Energy Ltd.	793,984	1,167,156
Royal Dutch Shell PLC Class B sponsored ADR	5,400	151,740
Total SA sponsored ADR	28,655	1,133,878
		57,597,746

TOTAL ENERGY		58,364,984

FINANCIALS - 15.5%
Banks - 9.8%
Bank of America Corp.	1,011,814	26,044,092
JPMorgan Chase & Co.	114,018	11,423,463
M&T Bank Corp.	13,628	1,407,227
PNC Financial Services Group, Inc.	72,141	8,022,079
Truist Financial Corp.	197,027	7,646,618
U.S. Bancorp	147,490	5,368,636
Wells Fargo & Co.	927,003	22,387,122
		82,299,237
Capital Markets - 3.6%
KKR & Co. LP	115,791	4,147,634
Morgan Stanley	79,625	4,161,203
Northern Trust Corp.	122,291	10,014,410
Raymond James Financial, Inc.	19,862	1,503,951
State Street Corp.	149,719	10,194,367
		30,021,565
Consumer Finance - 0.4%
Discover Financial Services	69,600	3,694,368
Encore Capital Group, Inc. (a)	400	18,376
		3,712,744
Diversified Financial Services - 0.5%
KKR Renaissance Co-Invest LP unit (a)(c)	9,037	3,836,310
Insurance - 0.3%
Chubb Ltd.	15,395	1,924,375
The Travelers Companies, Inc.	5,900	684,636
		2,609,011
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	152,476	1,398,205
Radian Group, Inc.	412,031	6,361,759
		7,759,964

TOTAL FINANCIALS		130,238,831

HEALTH CARE - 18.8%
Biotechnology - 2.2%
AbbVie, Inc.	22,026	2,109,430
ADC Therapeutics SA (a)	10,100	446,117
Alexion Pharmaceuticals, Inc. (a)	52,256	5,968,680
Alnylam Pharmaceuticals, Inc. (a)	12,319	1,633,992
Amgen, Inc.	4,552	1,153,113
Crinetics Pharmaceuticals, Inc. (a)	21,000	336,630
Gritstone Oncology, Inc. (a)	50,240	166,294
Heron Therapeutics, Inc. (a)	12,316	176,119
Insmed, Inc. (a)	85,786	2,418,307
Intercept Pharmaceuticals, Inc. (a)(b)	66,750	3,329,490
United Therapeutics Corp. (a)	2,600	278,096
Vaxcyte, Inc.	12,900	584,112
		18,600,380
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	12,697	3,082,451
Boston Scientific Corp. (a)	169,026	6,933,447
Intuitive Surgical, Inc. (a)	700	511,588
		10,527,486
Health Care Providers & Services - 7.0%
AmerisourceBergen Corp.	32,979	3,199,952
Cardinal Health, Inc.	104,582	5,308,582
Centene Corp. (a)	17,500	1,073,100
Cigna Corp.	63,703	11,299,001
Covetrus, Inc. (a)	36,821	843,569
CVS Health Corp.	211,598	13,144,468
McKesson Corp.	68,206	10,465,529
UnitedHealth Group, Inc.	43,199	13,501,847
		58,836,048
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	114,062	157,406
Pharmaceuticals - 8.3%
Bayer AG	201,466	13,399,916
Bristol-Myers Squibb Co.	348,917	21,702,637
Elanco Animal Health, Inc. (a)	24,000	697,440
GlaxoSmithKline PLC sponsored ADR	327,938	12,986,345
Johnson & Johnson	109,584	16,811,281
Pliant Therapeutics, Inc.	16,400	412,460
Sanofi SA sponsored ADR	56,500	2,857,770
TherapeuticsMD, Inc. (a)(b)	523,252	763,948
		69,631,797

TOTAL HEALTH CARE		157,753,117

INDUSTRIALS - 13.1%
Aerospace & Defense - 0.9%
Airbus Group NV	10,300	847,047
General Dynamics Corp.	13,729	2,050,426
Huntington Ingalls Industries, Inc.	9,019	1,366,559
Raytheon Technologies Corp.	16,192	987,712
Safran SA (a)	6,800	785,294
The Boeing Co.	7,267	1,248,616
		7,285,654
Air Freight & Logistics - 3.5%
FedEx Corp.	34,192	7,516,769
United Parcel Service, Inc. Class B	126,563	20,708,238
XPO Logistics, Inc. (a)	10,799	953,228
		29,178,235
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	9,200	744,280
Building Products - 0.1%
Johnson Controls International PLC	27,700	1,128,221
Commercial Services & Supplies - 0.1%
IAA Spinco, Inc. (a)	12,800	669,696
Electrical Equipment - 1.2%
Acuity Brands, Inc.	18,256	1,995,198
Hubbell, Inc. Class B	12,885	1,867,294
Vertiv Holdings Co. (a)	37,800	613,494
Vertiv Holdings LLC (c)	350,000	5,680,500
		10,156,486
Industrial Conglomerates - 4.7%
3M Co.	16,259	2,650,542
General Electric Co.	5,759,008	36,512,111
		39,162,653
Machinery - 1.2%
Caterpillar, Inc.	3,700	526,547
Cummins, Inc.	6,500	1,347,125
Flowserve Corp.	49,919	1,481,596
Fortive Corp.	29,000	2,091,190
Otis Worldwide Corp.	19,196	1,207,428
Stanley Black & Decker, Inc.	9,700	1,564,610
Westinghouse Air Brake Co.	33,745	2,245,730
		10,464,226
Professional Services - 0.0%
Acacia Research Corp. (a)	36,900	140,036
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	15,515	2,180,478
Knight-Swift Transportation Holdings, Inc. Class A (b)	136,158	6,189,743
Lyft, Inc. (a)	37,716	1,119,034
Ryder System, Inc.	42,100	1,721,890
		11,211,145
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	5,900	234,641

TOTAL INDUSTRIALS		110,375,273

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 0.2%
Cisco Systems, Inc.	44,544	1,880,648
IT Services - 3.6%
Fidelity National Information Services, Inc.	28,900	4,359,565
Gartner, Inc. (a)	600	77,892
Genpact Ltd.	39,900	1,682,982
IBM Corp.	11,900	1,467,389
MasterCard, Inc. Class A	8,215	2,942,531
Twilio, Inc. Class A (a)	2,500	674,400
Unisys Corp. (a)	150,162	1,750,889
Visa, Inc. Class A	80,127	16,986,123
		29,941,771
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	7,918	925,456
Applied Materials, Inc.	27,016	1,664,186
Intel Corp.	13,300	677,635
Lam Research Corp.	2,800	941,752
Marvell Technology Group Ltd.	27,801	1,078,123
NVIDIA Corp.	207	110,741
Qualcomm, Inc.	185,601	22,105,079
		27,502,972
Software - 10.0%
Autodesk, Inc. (a)	10,541	2,589,924
Dynatrace, Inc.	28,665	1,267,853
Elastic NV (a)	18,500	2,008,730
Microsoft Corp.	278,953	62,912,271
Parametric Technology Corp. (a)	14,900	1,362,009
SAP SE sponsored ADR (b)	75,217	12,441,644
Workday, Inc. Class A (a)	5,700	1,366,347
		83,948,778
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	277,968	35,868,991
Samsung Electronics Co. Ltd.	15,600	709,386
		36,578,377

TOTAL INFORMATION TECHNOLOGY		179,852,546

MATERIALS - 2.2%
Chemicals - 1.4%
DuPont de Nemours, Inc.	117,300	6,540,648
Intrepid Potash, Inc. (a)	28,181	263,211
Livent Corp. (a)	4,400	37,312
LyondellBasell Industries NV Class A	14,100	923,268
Nutrien Ltd.	55,105	2,040,957
PPG Industries, Inc.	12,700	1,529,080
		11,334,476
Metals & Mining - 0.8%
BHP Billiton Ltd. sponsored ADR (b)	76,165	4,193,645
Freeport-McMoRan, Inc.	164,304	2,564,785
		6,758,430

TOTAL MATERIALS		18,092,906

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	7,909	1,970,527
Equinix, Inc.	2,242	1,770,687
		3,741,214
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	9,600	951,744
Southern Co.	21,200	1,106,216
		2,057,960
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	33,200	666,324
Sempra Energy	2,834	350,424
		1,016,748

TOTAL UTILITIES		3,074,708

TOTAL COMMON STOCKS
(Cost $689,776,229)		839,551,480

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	2,548,425	195,418
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	2,201,070	1,430,696
TOTAL OTHER
(Cost $3,312,792)		1,626,114

Money Market Funds - 3.5%
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)
(Cost $29,873,856)	29,870,869	29,873,856
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $722,962,877)		871,051,450
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(30,310,396)
NET ASSETS - 100%		$840,741,054

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,142,924 or 1.3% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$953,404
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,111,722
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$2,201,070
Vertiv Holdings LLC	2/6/20	$3,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,102
Fidelity Securities Lending Cash Central Fund	229,046
Total	$293,148

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.